Operating expenses	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Operating Expense
3 Operating expenses
Operating profit is stated after charging/(crediting) the following:

	Note	2021 £m	2020 £m	2019 £m
Total staff costs	5	2,549	2,555	2,498
Depreciation and amortisation
Amortisation of acquired intangible assets	14	297	376	294
Share of joint ventures’ amortisation of acquired intangible assets		1	–	1
Amortisation of acquired intangible assets including joint ventures’ share		298	376	295
Amortisation of internally developed intangible assets	14	295	319	249
Depreciation of property, plant and equipment	16	52	60	58
Depreciation of right-of-use assets		80	88	82
Pre-publication amortisation		60	62	55
Total depreciation and other amortisation	2	487	529	444
Total depreciation and amortisation (including amortisation of acquired intangibles)		785	905	739
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,562	2,487	2,755
Short-term and low value lease expenses		21	21	20
Operating lease rentals income		(1)	(1)	(1)
The amortisation of acquired intangible assets is included within administration and other expenses. In 2020, £38m of depreciation and other amortisation was classed as exceptional in Exhibitions. Excluding this amount gives a total depreciation and other amortisation of £491m for 2020.